Installment Loans (Tables)	12 Months Ended
Mar. 31, 2015
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2014 and 2015 is as follows:

	Millions of yen
	2014	2015
Borrowers in Japan:
Consumer—
Housing loans	¥973,439	¥1,048,216
Card loans	228,868	243,225
Other	24,875	22,866

	1,227,182	1,314,307

Corporate—
Real estate companies	228,062	227,568
Non-recourse loans	72,625	41,535
Commercial, industrial and other companies	409,846	401,718

	710,533	670,821

Overseas:
Non-recourse loans	101,579	83,233
Commercial, industrial companies and other	222,920	367,401

	324,499	450,634
Purchased loans*	53,341	42,292

	¥2,315,555	¥2,478,054

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2015, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2016	¥445,181
2017	257,179
2018	219,610
2019	222,592
2020	184,265
Thereafter	1,106,935

Total	¥2,435,762

Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

The following table provides information about the allowance for credit losses for fiscal 2013, 2014 and 2015:

	March 31, 2013
	Millions of yen
	Loans
	Consumer	Corporate		Purchased loans*1	Direct financing leases	Total
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588
Provision (Reversal)	809	(200)	2,335	4,649	2,423	10,016
Charge-offs	(3,050)	(7,384)	(20,566)	(9,412)	(4,409)	(44,821)
Recoveries	281	1	988	0	363	1,633
Other*2	346	795	(1,148)	254	601	848

Ending balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264

Individually evaluated for impairment	3,190	14,620	34,206	13,135	0	65,151
Not individually evaluated for impairment	11,336	2,097	7,669	2,181	15,830	39,113

Financing receivables:
Ending balance	¥1,171,142	¥568,957	¥862,332	¥70,801	¥989,380	¥3,662,612

Individually evaluated for impairment	10,861	61,050	111,722	29,107	0	212,740
Not individually evaluated for impairment	1,160,281	507,907	750,610	41,694	989,380	3,449,872

	March 31, 2014
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264
Provision	4,437	2,381	837	2,532	3,651	13,838
Charge-offs	(5,786)	(3,590)	(11,807)	(3,921)	(4,421)	(29,525)
Recoveries	290	140	798	111	70	1,409
Other*3	6	(6,601)	1,041	110	254	(5,190)

Ending balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796

Individually evaluated for impairment	3,279	8,534	25,054	12,288	0	49,155
Not individually evaluated for impairment	10,194	513	7,690	1,860	15,384	35,641

Financing receivables:
Ending balance	¥1,236,414	¥174,204	¥837,329	¥53,341	¥1,094,073	¥3,395,361

Individually evaluated for impairment	11,796	24,902	76,051	23,075	0	135,824
Not individually evaluated for impairment	1,224,618	149,302	761,278	30,266	1,094,073	3,259,537

	March 31, 2015
	Millions of yen
	Loans					Total
	Consumer	Corporate		Purchased loans*1	Direct financing leases
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796
Provision (Reversal)	5,456	(1,080)	4,800	(690)	3,145	11,631
Charge-offs	(7,189)	(53)	(13,247)	(3,390)	(3,832)	(27,711)
Recoveries	835	0	593	432	58	1,918
Other*4	10	234	782	217	449	1,692

Ending balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326

Individually evaluated for impairment	2,606	7,751	15,541	8,481	0	34,379
Not individually evaluated for impairment	9,979	397	10,131	2,236	15,204	37,947

Financing receivables:
Ending balance	¥1,330,353	¥124,768	¥965,028	¥42,292	¥1,216,454	¥3,678,895

Individually evaluated for impairment	11,993	22,032	51,793	15,216	0	101,034
Not individually evaluated for impairment	1,318,360	102,736	913,235	27,076	1,216,454	3,577,861

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
*4	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
*5	Loans held for sale are not included in the table preceding pages.

Purchased loans
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Beginning balance	¥19,825	¥15,316	¥14,148
Provision (Reversal)	4,649	2,532	(690)
Charge-offs	(9,412)	(3,921)	(3,390)
Recoveries	0	111	432
Other*	254	110	217

Ending balance	¥15,316	¥14,148	¥10,717

*	Other includes foreign currency translation adjustments.